UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024 – September 30, 2025

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Baywood SociallyResponsible Fund

BVSIX

:  Institutional Class

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about the Baywood SociallyResponsible Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.skba.com/baywood-funds. You can also request this information by contacting us at (855) 409-2297.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.89%

How did the Fund perform in the last year?

The SociallyResponsible strategy underperformed its benchmarks in this period of elevated returns in the fiscal year ending September 30, 2025. In a period marked by a presidential administration change and a dramatic turn in many established policies, the markets have surprisingly reacted positively, particularly in the second half of the year. With equity markets’ relentless focus on anything Artificial Intelligence (AI) related, ignoring much of the rest of the market and potential downsides from some of the administration’s many initiatives, we continue to see opportunities in many overlooked companies.

Some of the most dramatic changes in policy are directed towards healthcare as the new head of Human & Health Services (H.H.S.) has broad authority to upend the status quo for most companies represented in the sector. As a result, healthcare stocks were among the worst performing stocks in the benchmarks and the Baywood SociallyResponsible’s holdings in healthcare detracted most from returns in the period. As companies pause spending due to the uncertainty in policy change, fall out from lower spending seems far-reaching. Holdings in Fortrea, Avantor, Dentsply Sirona and Regeneron detracted most, as did our overweight position. While some change in policy could affect the outcomes for many healthcare companies, we believe the market’s overreaction in many cases skews the potential for future positive financial outcomes in the fund’s favor.

Another sector targeted by H.H.S. for reform is consumer staples. Kenvue provides a vivid example of the uncertainty this administration presents. With its recent announcement linking Tylenol to autism, we are witness to the administration’s direct influence on the price of stocks as Kenvue, the maker of Tylenol, dropped over 20%. While we believe the market is overreacting, we are also aware of potential negative outcomes, one of which is simply brand damage while another could potentially be a higher risk of lawsuits gaining traction. We continue to evaluate and may adjust our position accordingly. Mondelez and Pepsi also declined in the period as processed foods like sugary sodas, dyes and artificial ingredients are also in the crosshairs of the H.H.S. Our low absolute weight in the sector limited the negative impact.

Holdings in the financials sector contributed positively to returns in the period. In cases where the benchmark held less exposure to the financials sector than the SR fund, it outperformed. Holdings in W.R. Berkley, Interactive Brokers, Brookfield Corporation and CME Group all increased over 20%, led by Interactive Brokers which nearly doubled in the period.

Holdings in the energy sector contributed to overall returns. Kinder Morgan and Texas Pacific Land Corporation outperformed benchmark holdings and at times represented some of the largest holdings in the fund. Companies in the information technology (I.T.) sector also contributed to performance in the period. Corning, Intel, IBM and Cisco all outperformed the average benchmark holdings in I.T. One does not have to own the most widely held AI related companies to participate in the associated capex boom. Our investment philosophy of purchasing companies with market leading positions, high profitability at a discount to peers means that we can own these types of companies but without the risk of precariously high valuations.

The market’s sole focus on anything AI related continues to drive the broad market to new highs despite the growing uncertainty for the U.S. and global economy going forward. We continue to view this with increasing caution. Thankfully, this focus on AI related companies has allowed us the opportunity to own attractive companies at even better prices for the SociallyResponsible fund shareholders.

For SKBA’s in depth investment perspectives, please visit our website at www.skba.com

Total Return Based on a $10,000 Investment

Date	InstitutionalClassFootnote Reference*	Morningstar US Market TR Index	Morningstar US Large Value TR Index
9/30/15	$10,000	$10,000	$10,000
12/31/15	$10,032	$10,633	$10,685
3/31/16	$9,929	$10,748	$11,053
6/30/16	$10,241	$11,027	$11,535
9/30/16	$10,840	$11,496	$11,793
12/31/16	$11,448	$11,955	$12,705
3/31/17	$11,798	$12,662	$13,024
6/30/17	$11,843	$13,051	$13,084
9/30/17	$12,377	$13,641	$13,724
12/31/17	$13,363	$14,523	$14,623
3/31/18	$12,912	$14,434	$14,164
6/30/18	$13,196	$14,970	$14,231
9/30/18	$13,945	$16,050	$15,219
12/31/18	$11,669	$13,789	$13,760
3/31/19	$13,069	$15,732	$15,180
6/30/19	$13,634	$16,392	$15,651
9/30/19	$13,707	$16,603	$16,151
12/31/19	$14,768	$18,095	$17,296
3/31/20	$10,268	$14,373	$12,955
6/30/20	$12,009	$17,533	$14,568
9/30/20	$12,781	$19,152	$14,997
12/31/20	$15,393	$21,877	$17,189
3/31/21	$17,496	$23,192	$18,930
6/30/21	$18,593	$25,132	$19,653
9/30/21	$18,289	$25,140	$19,405
12/31/21	$19,531	$27,517	$20,883
3/31/22	$19,893	$26,052	$21,224
6/30/22	$17,492	$21,663	$19,493
9/30/22	$17,086	$20,670	$18,111
12/31/22	$19,390	$22,171	$20,938
3/31/23	$19,664	$23,811	$21,088
6/30/23	$20,109	$25,833	$21,944
9/30/23	$20,007	$25,010	$21,676
12/31/23	$21,855	$28,032	$23,414
3/31/24	$23,607	$30,902	$25,495
6/30/24	$23,628	$31,976	$25,345
9/30/24	$25,552	$33,915	$27,544
12/31/24	$25,043	$34,785	$26,853
3/31/25	$25,359	$33,174	$28,450
6/30/25	$25,973	$36,869	$28,704
9/30/25	$27,236	$39,853	$30,474
Footnote	Description
Footnote*	Performance for Institutional Shares for periods prior to January 8, 2016, reflects the performance and expenses of City National Rochdale Socially Responsible Equity Fund, a series of City National Rochdale Funds (the “Predecessor Fund”).

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Due to regulatory changes, effective September 1, 2024, the Fund changed its primary benchmark index from the Morningstar US Large Value TR Index to the Morningstar US Market TR Index. The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark because the Morningstar US Large Value TR Index more closely aligns with the Fund’s investment strategies and investments restrictions.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional ClassFootnote Reference*	6.59%	16.34%	10.54%
Morningstar US Market TR Index	17.51%	15.78%	14.83%
Morningstar US Large Value TR Index	10.64%	15.24%	11.79%
Footnote	Description
Footnote*	Performance for Institutional Shares for periods prior to January 8, 2016, reflects the performance and expenses of City National Rochdale Socially Responsible Equity Fund, a series of City National Rochdale Funds (the “Predecessor Fund”).

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$26,041,585
# of Portfolio Holdings	53
Portfolio Turnover Rate	15%
Investment Advisory Fees (Net of fees waived and expenses reimbursed)	$(31,833)

Top Ten Holdings

(% total investments)

nVent Electric PLC	4.45%
Kontoor Brands, Inc.	4.31%
W R Berkley Corp.	4.09%
Medtronic PLC	3.56%
American Express Co.	3.51%
Healthcare Realty Trust, Inc. REIT	3.13%
Berkshire Hathaway, Inc., Class B	3.06%
CME Group, Inc.	2.96%
Kinder Morgan, Inc.	2.81%
International Business Machines Corp.	2.75%

* excluding cash equivalents

Sector Weightings

(% total investments)

Transportation
1.4%
Utilities
1.6%
Communication Services
4.2%
Basic Materials
5.2%
Consumer Staples
5.2%
Real Estate
6.0%
Energy
6.4%
Consumer Discretionary
8.4%
Capital Goods / Industrials
8.7%
Technology
12.0%
Health Care
18.8%
Financials
22.1%
0%
5%
10%
15%
20%
25%

Value	Value
Financials	22.1%
Health Care	18.8%
Technology	12.0%
Capital Goods / Industrials	8.7%
Consumer Discretionary	8.4%
Energy	6.4%
Real Estate	6.0%
Consumer Staples	5.2%
Basic Materials	5.2%
Communication Services	4.2%
Utilities	1.6%
Transportation	1.4%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://www.skba.com/baywood-funds, including its:

  prospectus

  financial information

  holdings

  proxy information

Baywood SociallyResponsible Fund

BVSIX

:  Institutional Class

Annual Shareholder Report - September 30, 2025

217A-BVSIX-25

Baywood ValuePlus Fund

BVPIX

:  Institutional Class

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about the Baywood ValuePlus Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.skba.com/baywood-funds. You can also request this information by contacting us at (855) 409-2297.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	0.70%

How did the Fund perform in the last year?

With markets’ attention focused on all things Artificial Intelligence (AI), Baywood ValuePlus underperformed the broad market – which isn’t broad at all once we begin to look under the hood. To no one’s surprise, the market was led by a few highly valued technology companies. History suggests that those at the top rarely remain so once cycles mature. To wit, Apple’s dominance was being put to the test by companies nearly as large as it is – its first viable threat in years, while Nvidia was being assailed by threats backed with endless capital. Yet euphoria was clearly putting any concerns aside.

As a value-oriented strategy, ValuePlus was sensitive to how much we paid and what returns we expected to achieve. Shareholders did not place their trust in us so that we would follow the headlines and invest based on dreams of profits. Even market dominance disinterested us unless it was associated with abundant cash flows. This was clearly not the case with majority of AI spending, measured by the trillions with few prospects of profits.

Companies we invested in might have been out-of-favor or simply neglected for reasons we deemed temporary. Some of which were even AI-related, but with more steak than sizzle. They might have been thought to be dis-intermediated by AI or quantum computing or they might have been avoided due to political pressure. In all cases, however, their businesses and financials had to be proven and their valuations attractive.

The Fund outperformed its Value benchmark for the recent semi-annual period and underperformed slightly for the fiscal year. For the year, the Fund returned nearly 10%. Financials and consumer staples were the largest relative detractors, yet the Fund’s financial holdings all increased in value for the year. In fact, as a group, financials returned approximately 23% with Citigroup and Wells Fargo each rising by over half in the period. The only shortfall within the financial sector was the fund’s sector weight being less than the Value benchmark’s nearly 27% exposure.

Consumer staples were an altogether different matter. The department of Health and Human Services (H.H.S) has taken a strong stance with respect to consumer goods and healthcare. Whether the H.H.S. will be proven correct remains to be seen yet these critically important industries were forced to alter their businesses for the first time in decades due to regulatory and market forces. The Four P’s of consumer goods and healthcare were all being assailed: Price was being pressured by private labels, backlash from excessive price inflation during Covid and price controls, Product ingredients were being banned for health reasons, Promotion was being turned on its head via social media and labeling requirements and Place – distribution – was changing with the rise of e-commerce. We own Kenvue, makers of Tylenol, as well as food companies that have faced all of the above threats in addition to consumer shifts created by GLP-1’s weight loss drugs. Yet amidst this generational turmoil, we continued to seek opportunities to position the portfolio across industries.

Industrials, energy, consumer discretionary and communications all contributed to relative returns for the fiscal year. Industrials led with RTX and L3Harris, both aerospace and defense companies. While we were uncertain which path economic growth in general may take, the dis-armament that took place over the last few decades has clearly come to an end. Countries around the world were re-arming in order to protect their citizenry from potential threats. AirLease, one of the few remaining independent aircraft lessors announced it would be acquired. The premium paid also helped contribution for the year.

With Energy representing roughly 9% of the portfolio, ValuePlus was overweight most benchmarks. Our overweight and stock selection, Kinder Morgan especially, aided relative returns in the period. Both sector position and stock selection within consumer discretionary also aided returns. Darden, Kontoor and Hasbro all contributed relative to the value benchmark.

For additional perspectives, please visit www.skba.com

Total Return Based on a $10,000 Investment

Date	Institutional Class	Morningstar US Market TR Index	Morningstar US Large Value TR Index
9/30/15	$10,000	$10,000	$10,000
12/31/15	$10,596	$10,633	$10,685
3/31/16	$10,776	$10,748	$11,053
6/30/16	$11,217	$11,027	$11,535
9/30/16	$11,661	$11,496	$11,793
12/31/16	$12,460	$11,955	$12,705
3/31/17	$12,694	$12,662	$13,024
6/30/17	$12,825	$13,051	$13,084
9/30/17	$13,480	$13,641	$13,724
12/31/17	$14,471	$14,523	$14,623
3/31/18	$14,350	$14,434	$14,164
6/30/18	$14,582	$14,970	$14,231
9/30/18	$15,174	$16,050	$15,219
12/31/18	$12,992	$13,789	$13,760
3/31/19	$14,372	$15,732	$15,180
6/30/19	$14,734	$16,392	$15,651
9/30/19	$14,938	$16,603	$16,151
12/31/19	$16,049	$18,095	$17,296
3/31/20	$11,212	$14,373	$12,955
6/30/20	$13,249	$17,533	$14,568
9/30/20	$13,627	$19,152	$14,997
12/31/20	$16,134	$21,877	$17,189
3/31/21	$17,929	$23,192	$18,930
6/30/21	$18,886	$25,132	$19,653
9/30/21	$18,642	$25,140	$19,405
12/31/21	$19,684	$27,517	$20,883
3/31/22	$20,788	$26,052	$21,224
6/30/22	$18,852	$21,663	$19,493
9/30/22	$17,865	$20,670	$18,111
12/31/22	$20,516	$22,171	$20,938
3/31/23	$20,502	$23,811	$21,088
6/30/23	$21,047	$25,833	$21,944
9/30/23	$20,724	$25,010	$21,676
12/31/23	$22,834	$28,032	$23,414
3/31/24	$24,678	$30,902	$25,495
6/30/24	$24,216	$31,976	$25,345
9/30/24	$26,415	$33,915	$27,544
12/31/24	$25,777	$34,785	$26,853
3/31/25	$26,820	$33,174	$28,450
6/30/25	$27,755	$36,869	$28,704
9/30/25	$28,772	$39,853	$30,474

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Due to regulatory changes, effective September 1, 2024, the Fund changed its primary benchmark index from the Morningstar US Large Value TR Index to the Morningstar US Market TR Index. The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark because the Morningstar US Large Value TR Index more closely aligns with the Fund’s investment strategies and investments restrictions.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Class	8.92%	16.12%	11.15%
Morningstar US Market TR Index	17.51%	15.78%	14.83%
Morningstar US Large Value TR Index	10.64%	15.24%	11.79%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$5,489,420
# of Portfolio Holdings	51
Portfolio Turnover Rate	30%
Investment Advisory Fees (Net of fees waived and expenses reimbursed)	$(128,026)

Top Ten Holdings

(% total investments)

RTX Corp.	4.83%
Medtronic PLC	4.45%
AT&T, Inc.	3.88%
American Electric Power Co., Inc.	3.58%
Kontoor Brands, Inc.	3.34%
Pinnacle West Capital Corp.	3.21%
Kinder Morgan, Inc.	3.04%
CME Group, Inc.	3.01%
Becton Dickinson & Co.	2.98%
International Business Machines Corp.	2.87%

* excluding cash equivalents

Sector Weightings

(% total investments)

Transportation
0.9%
Basic Materials
3.7%
Communication Services
4.5%
Consumer Staples
5.0%
Real Estate
5.4%
Utilities
6.8%
Consumer Discretionary
8.5%
Technology
9.3%
Energy
10.0%
Capital Goods / Industrials
11.2%
Health Care
13.2%
Financials
21.5%
0%
5%
10%
15%
20%
25%

Value	Value
Financials	21.5%
Health Care	13.2%
Capital Goods / Industrials	11.2%
Energy	10.0%
Technology	9.3%
Consumer Discretionary	8.5%
Utilities	6.8%
Real Estate	5.4%
Consumer Staples	5.0%
Communication Services	4.5%
Basic Materials	3.7%
Transportation	0.9%

* excluding cash equivalents

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://www.skba.com/baywood-funds, including its:

  prospectus

  financial information

  holdings

  proxy information

Baywood ValuePlus Fund

BVPIX

:  Institutional Class

Annual Shareholder Report - September 30, 2025

217A-BVPIX-25

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, Forum Funds II (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)           Not applicable.
(f)(1)   A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)  The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
(a)(2)  The audit committee financial expert, Mr. Mark Moyer, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)       Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $29,600 in 2024 and $29,600 in 2025.
(b)       Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2024 and $0 in 2025.
(c)       Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $6,400 in 2024 and $6,400 in 2025. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)       All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $0 in 2025.
(e)(1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the U.S. Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.
(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)       Not applicable
(g)       The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2024 and $0 in 2025. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)       During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Annual Financials and Other Information
September 30, 2025
Advised by:
SKBA Capital Management, LLC
www.baywoodfunds.com

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of September 30, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 91.5%
Basic Materials - 3.4%
400 Air Products and Chemicals, Inc. $ 109,088
350 Packaging Corp. of America 76,275
185,363
Capital Goods / Industrials - 10.3%
900 3M Co. 139,662
400 L3Harris Technologies, Inc. 122,164
80 Parker-Hannifin Corp. 60,652
1,450 RTX Corp. 242,629
565,107
Communication Services - 4.1%
6,900 AT&T, Inc. 194,856
1,000 Comcast Corp., Class A 31,420
226,276
Consumer Discretionary - 7.8%
350 Darden Restaurants, Inc. 66,626
400 Genuine Parts Co. 55,440
1,100 Hasbro, Inc. 83,435
2,100 Kontoor Brands, Inc. 167,517
800 NIKE, Inc., Class B 55,784
428,802
Consumer Staples - 4.6%
570 Diageo PLC, ADR 54,395
450 Ingredion, Inc. 54,950
200 PepsiCo., Inc. 28,088
600 The Hershey Co. 112,230
249,663
Energy - 9.1%
850 Chevron Corp. 131,996
1,350 ConocoPhillips 127,697
5,400 Kinder Morgan, Inc. 152,874
650 Phillips 66 88,413
500,980
Financials - 19.7%
850 Air Lease Corp. 54,103
1,100 American International Group, Inc. 86,394
800 Brookfield Asset Management, Ltd.,
Class A 45,552
1,200 Citigroup, Inc. 121,800
560 CME Group, Inc. 151,306
4,300 Corebridge Financial, Inc. 137,815
1,200 MetLife, Inc. 98,844
3,000 Radian Group, Inc. 108,660
2,100 Truist Financial Corp. 96,012
1,500 U.S. Bancorp 72,495
1,300 Wells Fargo & Co. 108,966
1,081,947
Health Care - 12.0%
290 Amgen, Inc. 81,838
800 Becton Dickinson & Co. 149,736
300 Cardinal Health, Inc. 47,088
2,047 Koninklijke Philips NV, ADR 55,801
2,350 Medtronic PLC 223,814
1,100 Merck & Co., Inc. 92,323
400 Pfizer, Inc. 10,192
660,792
Real Estate - 4.9%
6,500 Healthcare Realty Trust, Inc. REIT 117,195
1,104 Realty Income Corp. REIT 67,112
2,600 VICI Properties, Inc. REIT 84,786
269,093
Shares Security Description Value
Technology - 8.5%
1,200 Cisco Systems, Inc. $ 82,104
510 International Business Machines Corp. 143,902
800 NetApp, Inc. 94,768
400 NXP Semiconductors NV 91,092
300 Texas Instruments, Inc. 55,119
466,985
Transportation - 0.9%
200 Union Pacific Corp. 47,274
Utilities - 6.2%
1,600 American Electric Power Co., Inc. 180,000
1,800 Pinnacle West Capital Corp. 161,388
341,388
Total Common Stock (Cost $3,559,363) 5,023,670
Shares Security Description Value
Money Market Fund - 8.6%
470,290 First American Government Obligations
Fund, Class X, 4.04%
(a)
(Cost $470,290) 470,290
Investments, at value - 100.1% (Cost $4,029,653) $ 5,493,960
Other Assets & Liabilities, Net - (0.1)% (4,540)
Net Assets - 100.0% $ 5,489,420
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 5,493,960
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 5,493,960

BAYWOOD VALUE PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $4,029,653) $ 5,493,960
Receivables:
Fund shares sold 2,041
Dividends 7,867
From investment advisor 8,397
Prepaid expenses 10,126
Total Assets
5,522,391
LIABILITIES
Accrued Liabilities:
Fund services fees 4,473
Other expenses 28,498
Total Liabilities
32,971
NET ASSETS
$ 5,489,420
COMPONENTS OF NET ASSETS
Paid-in capital $ 3,707,171
Distributable Earnings 1,782,249
NET ASSETS
$ 5,489,420
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 229,949
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 23.87

BAYWOOD VALUE PLUS FUND
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2025

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $503) $ 169,463
Total Investment Income
169,463
EXPENSES
Investment advisor fees 25,731
Fund services fees 56,654
Transfer agent fees 19,580
Custodian fees 5,185
Registration fees 20,576
Professional fees 34,990
Trustees' fees and expenses 7,021
Shareholder reports 18,689
Other expenses 22,354
Total Expenses 210,780
Fees waived and expenses reimbursed
(174,757)
Net Expenses
36,023
NET INVESTMENT INCOME
133,440
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 291,296
Net change in unrealized appreciation (depreciation) on investments
3,233
NET REALIZED AND UNREALIZED GAIN
294,529
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 427,969

BAYWOOD VALUE PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended September 30,
2025 2024
OPERATIONS
Net investment income $ 133,440 $ 127,174
Net realized gain 291,296 129,979
Net change in unrealized appreciation (depreciation) 3,233 821,954
Increase in Net Assets Resulting from Operations
427,969 1,079,107
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(257,268) (240,472)
CAPITAL SHARE TRANSACTIONS
Sale of shares 397,712 111,881
Reinvestment of distributions 256,114 239,380
Redemption of shares
(368,928) (75,626)
Increase in Net Assets from Capital Share Transactions
284,898 275,635
Increase in Net Assets
455,599 1,114,270
NET ASSETS
Beginning of Year
5,033,821 3,919,551
End of Year
$ 5,489,420 $ 5,033,821
SHARE TRANSACTIONS
Sale of shares 17,914 5,376
Reinvestment of distributions 11,332 11,622
Redemption of shares
(17,697) (3,694)
Increase in Shares
11,549 13,304

BAYWOOD VALUE PLUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended September 30,
2025 2024 2023 2022 2021
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 23.05 $ 19.11 $ 17.31 $ 20.03 $ 14.96
INVESTMENT OPERATIONS
Net investment income (a) 0.59 0.60 0.60 0.55 0.45
Net realized and unrealized gain (loss)
1.38 4.49 2.17 (1.26) 5.04
Total from Investment Operations
1.97 5.09 2.77 (0.71) 5.49
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.53) (0.56) (0.59) (0.49) (0.42)
Net realized gain
(0.62) (0.59) (0.38) (1.52) –
Total Distributions to Shareholders
(1.15) (1.15) (0.97) (2.01) (0.42)
NET ASSET VALUE, End of Year
$ 23.87 $ 23.05 $ 19.11 $ 17.31 $ 20.03
TOTAL RETURN
8.92% 27.46% 16.00% (4.16)% 36.80%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 5,489 $ 5,034 $ 3,920 $ 3,234 $ 3,389
Ratios to Average Net Assets:
Net investment income 2.60% 2.84% 3.08% 2.77% 2.39%
Net expenses 0.70% 0.70% 0.70% 0.70% 0.70%
Gross expenses (b) 4.10% 4.57% 4.75% 5.19% 5.66%
PORTFOLIO TURNOVER RATE 30% 22% 28% 48% 35%
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of September 30, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock.and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 94.5%
Basic Materials - 4.9%
1,800 Air Products and Chemicals, Inc. $ 490,896
25,500 Graphic Packaging Holding Co. 499,035
1,300 Packaging Corp. of America 283,309
1,273,240
Capital Goods / Industrials - 8.2%
2,300 3M Co. 356,914
61,500 Clarivate PLC
(a)
235,545
1,100 Cummins, Inc. 464,607
11,100 nVent Electric PLC 1,094,904
2,151,970
Communication Services - 4.0%
2,000 Alphabet, Inc., Class A 486,200
19,700 AT&T, Inc. 556,328
1,042,528
Consumer Discretionary - 7.9%
3,500 Genuine Parts Co. 485,100
3,200 Hasbro, Inc. 242,720
13,300 Kontoor Brands, Inc. 1,060,941
3,800 NIKE, Inc., Class B 264,974
2,053,735
Consumer Staples - 4.9%
33,600 Kenvue, Inc. 545,328
5,100 Mondelez International, Inc., Class A 318,597
1,200 PepsiCo., Inc. 168,528
1,300 The Hershey Co. 243,165
1,275,618
Energy - 6.1%
6,800 Devon Energy Corp. 238,408
24,400 Kinder Morgan, Inc. 690,764
700 Texas Pacific Land Corp. 653,548
1,582,720
Financials - 20.9%
2,600 American Express Co. 863,616
6,100 American International Group, Inc. 479,094
1,500 Berkshire Hathaway, Inc., Class B
(a)
754,110
4,975 Brookfield Corp. 341,185
1,000 Cboe Global Markets, Inc. 245,250
2,700 CME Group, Inc. 729,513
17,400 Corebridge Financial, Inc. 557,670
2,800 Interactive Brokers Group, Inc. 192,668
5,900 Truist Financial Corp. 269,748
13,150 W R Berkley Corp. 1,007,553
5,440,407
Health Care - 17.8%
6,300 AstraZeneca PLC, ADR 483,336
36,100 Avantor, Inc.
(a)
450,528
3,200 Becton Dickinson & Co. 598,944
34,600 DENTSPLY SIRONA, Inc. 439,074
7,825 Koninklijke Philips NV, ADR 213,310
1,850 Labcorp Holdings, Inc. 531,061
9,200 Medtronic PLC 876,208
1,800 Merck & Co., Inc. 151,074
600 Regeneron Pharmaceuticals, Inc. 337,362
7,500 Solventum Corp.
(a)
547,500
4,628,397
Real Estate - 5.7%
42,700 Healthcare Realty Trust, Inc. REIT 769,881
5,371 Realty Income Corp. REIT 326,503
15,300 Weyerhaeuser Co. REIT 379,287
1,475,671
Shares Security Description Value
Technology - 11.3%
6,300 Cisco Systems, Inc. $ 431,046
3,800 Coherent Corp.
(a)
409,336
3,300 Corning, Inc. 270,699
5,600 Intel Corp.
(a)
187,880
2,400 International Business Machines Corp. 677,184
3,200 NetApp, Inc. 379,072
2,600 NXP Semiconductors NV 592,098
2,947,315
Transportation - 1.3%
1,500 Union Pacific Corp. 354,555
Utilities - 1.5%
3,400 WEC Energy Group, Inc. 389,606
Total Common Stock (Cost $20,557,982) 24,615,762
Shares Security Description Value
Money Market Fund - 6.9%
1,797,637 First American Government Obligations
Fund, Class X, 4.04%
(b)
(Cost $1,797,637) 1,797,637
Investments, at value - 101.4% (Cost $22,355,619) $ 26,413,399
Other Assets & Liabilities, Net - (1.4)% (371,814)
Net Assets - 100.0% $ 26,041,585
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2025.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 26,413,399
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 26,413,399

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $22,355,619) $ 26,413,399
Receivables:
Fund shares sold 7,865
Investment securities sold 235,205
Dividends 33,813
Prepaid expenses 10,497
Total Assets
26,700,779
LIABILITIES
Payables:
Investment securities purchased 614,093
Fund shares redeemed 14
Accrued Liabilities:
Investment advisor fees 9,458
Fund services fees 5,582
Other expenses 30,047
Total Liabilities
659,194
NET ASSETS
$ 26,041,585
COMPONENTS OF NET ASSETS
Paid-in capital $ 21,468,207
Distributable Earnings 4,573,378
NET ASSETS
$ 26,041,585
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 1,435,846
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 18.14

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2025

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,298) $ 435,173
Total Investment Income
435,173
EXPENSES
Investment advisor fees 117,518
Fund services fees 66,376
Transfer agent fees 19,580
Custodian fees 5,185
Registration fees 20,521
Professional fees 36,202
Trustees' fees and expenses 8,366
Shareholder reports 20,649
Other expenses 25,369
Total Expenses 319,766
Fees waived and expenses reimbursed
(170,351)
Net Expenses
149,415
NET INVESTMENT INCOME
285,758
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 470,757
Net change in unrealized appreciation (depreciation) on investments
595,523
NET REALIZED AND UNREALIZED GAIN
1,066,280
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 1,352,038

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended September 30,
2025 2024
OPERATIONS
Net investment income $ 285,758 $ 146,317
Net realized gain 470,757 224,950
Net change in unrealized appreciation (depreciation) 595,523 1,604,921
Increase in Net Assets Resulting from Operations
1,352,038 1,976,188
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(463,976) (304,037)
CAPITAL SHARE TRANSACTIONS
Sale of shares 16,850,159 1,659,816
Reinvestment of distributions 454,435 297,165
Redemption of shares
(1,199,402) (1,561,909)
Increase in Net Assets from Capital Share Transactions
16,105,192 395,072
Increase in Net Assets
16,993,254 2,067,223
NET ASSETS
Beginning of Year
9,048,331 6,981,108
End of Year
$ 26,041,585 $ 9,048,331
SHARE TRANSACTIONS
Sale of shares 967,057 104,055
Reinvestment of distributions 26,109 19,247
Redemption of shares
(69,221) (96,661)
Increase in Shares
923,945 26,641

BAYWOOD SOCIALLY RESPONSIBLE FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended September 30,
2025 2024 2023 2022 2021
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 17.68 $ 14.39 $ 12.80 $ 14.32 $ 10.18
INVESTMENT OPERATIONS
Net investment income (a) 0.29 0.29 0.27 0.25 0.18
Net realized and unrealized gain (loss)
0.84 3.60 1.91 (1.14) 4.19
Total from Investment Operations
1.13 3.89 2.18 (0.89) 4.37
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.22) (0.26) (0.27) (0.21) (0.14)
Net realized gain
(0.45) (0.34) (0.32) (0.42) (0.09)
Total Distributions to Shareholders
(0.67) (0.60) (0.59) (0.63) (0.23)
NET ASSET VALUE, End of Year
$ 18.14 $ 17.68 $ 14.39 $ 12.80 $ 14.32
TOTAL RETURN
6.59% 27.72% 17.10% (6.58)% 43.10%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 26,042 $ 9,048 $ 6,981 $ 6,536 $ 6,766
Ratios to Average Net Assets:
Net investment income 1.71% 1.81% 1.88% 1.73% 1.31%
Net expenses 0.89% 0.89% 0.89% 0.89% 0.89%
Gross expenses (b) 1.91% 3.03% 3.12% 3.17% 3.76%
PORTFOLIO TURNOVER RATE 15% 23% 25% 22% 15%
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

Note 1. Organization
Baywood Value Plus Fund and Baywood Socially Responsible Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. The Baywood Value Plus Fund commenced operations on December 2, 2013, through a reorganization of a collective investment trust into the Baywood Value Plus
Fund. The collective investment trust was previously managed by the Baywood Value Plus Fund’s Advisor and portfolio management team. This collective investment trust was organized and commenced operations on June 27, 2008. The Baywood Value Plus Fund currently offers Institutional Shares. The Baywood Value Plus Fund seeks to achieve long-term capital appreciation by investing in undervalued equity securities. The Baywood Socially Responsible Fund commenced operations on January 3, 2005. The Baywood
Socially Responsible Fund currently offers Institutional Shares. The Baywood Socially Responsible Fund seeks to provide long-term capital growth.
Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-
to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Funds based on performance measurements. Due to the significance of oversight and their role, the management committee of SKBA Capital Management, LLC, the Funds' Advisor, is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year.
Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Advisor as each Fund’s valuation designee to perform any fair value determinations for securities and other assets held by each Fund. The Advisor is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Advisor’s fair value determinations. The Advisor is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board.
Under these procedures, the Advisor convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the
Advisor’s fair valuation procedures as a part of each Fund’s compliance program and will review any changes made to the procedures.
The Advisor provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information.
Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Advisor performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the
U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2025, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
REITs – Each Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in each Fund’s annual distributions to shareholders and, accordingly, a portion of each Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually.
Distributions to shareholders of net capital gains, if any, are declared and paid at least at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders.
In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, each
Fund did not incur any interest or penalties. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of
September 30, 2025, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s Statement of Assets and Liabilities.
Note 3. Fees and Expenses
Investment Advisor – SKBA Capital Management, LLC (the “Advisor”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, at an annual rate of 0.50% and 0.70% of the average daily net assets of Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the
“Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services.
The Advisor compensates the Distributor directly for its services. The Distributor is not affiliated with the Advisor or Atlantic Fund
Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund.
The fees related to these services are included in Fund services and administration fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee receives an annual fee of $25,000 ($32,500 for the Chairman) for service to the
Trust. Effective January 1, 2025, the Audit Committee Chairman receives an additional $2,000 annually. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending
Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations.
Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.70%
through January 31, 2026, for Baywood Value Plus Fund. The Advisor also has contractually agreed to waive its fees and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89% through January 31, 2026, for Baywood Socially Responsible Fund.
Other Fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust. For the year ended September 30, 2025, fees waived and expenses reimbursed were as follows:
The Advisor may be reimbursed by each Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of September 30, 2025, $442,032 and $440,823 in the
Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively, is subject to recapture by the Advisor. Other Waivers are not eligible for recoupment.
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
Baywood Value Plus Fund $ 25,731 $ 128,026 $ 21,000 $ 174,757
Baywood Socially Responsible Fund 117,518 31,833 21,000 170,351

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended September 30, 2025, were as follows:
Note 6. Federal Income Tax
As of September 30, 2025 , the cost for federal income tax purposes and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of September 30, 2025, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and
Liabilities are primarily due to wash sales, REITs and equity return of capital.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.
Purchases Sales
Baywood Value Plus Fund $ 1,489,192 $ 1,611,209
Baywood Socially Responsible Fund 16,997,478 2,277,850
Tax Cost of Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
Baywood Value Plus Fund $ 4,004,334 $ 1,507,685 $ (18,059) $ 1,489,626
Baywood Socially Responsible Fund 22,343,030 5,034,955 (964,586) 4,070,369
Ordinary Income Long-Term Capital Gain Total
Baywood Value Plus Fund
2025 $ 121,698 $ 135,570 $ 257,268
2024 119,009 121,463 240,472
Baywood Socially Responsible Fund
2025 240,162 223,814 463,976
2024 131,870 172,167 304,037
Undistributed
Ordinary Income
Undistributed
Long-Term Gain
Net Unrealized
Appreciation Total
Baywood Value Plus Fund $ 3,729 $ 288,894 $ 1,489,626 $ 1,782,249
Baywood Socially Responsible Fund 13,678 489,331 4,070,369 4,573,378

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Baywood Value Plus Fund and Baywood Socially Responsible Fund
and the Board of Trustees of Forum Funds II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Baywood Value Plus
Fund and Baywood Socially Responsible Fund (the “Funds”), each a series of Forum Funds II, as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of September 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years ended September 30, 2022, and prior, were audited by other auditors whose report dated
November 28, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September
30, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 20, 2025

Baywood Funds
IMPORTANT TAX INFORMATION (Unaudited)
September 30, 2025

Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. Baywood Value Plus Fund and Baywood Socially Responsible Fund designate 100.00 % and 100.00% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 100.00% and 100.00 % for the qualified dividend rate (QDI), respectively.
Pursuant to Section 852(b)(3) of the Internal Revenue Code, Baywood Value Plus Fund and Baywood Socially Responsible Fund
designated $135,570 and $223,814 as long-term capital gain dividends, respectively.

Baywood Funds
OTHER INFORMATION
September 30, 2025

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
At the September 24, 2025 Board meeting (“September meeting”), the Board of Trustees of Forum Funds II, including the Trustees who are not “interested persons” of the Trust, met and considered the approval of the continuance of the investment advisory agreement between the Advisor and the Trust pertaining to the Funds (the “Advisory Agreement”).
In preparation for the September meeting, the Board was presented with a range of information to assist in its deliberations. The
Board requested and reviewed written responses from the Advisor to a letter circulated on the Board's behalf concerning the Advisor’s personnel, operations, financial condition, performance, and services provided to the Funds by the Advisor. During its deliberations, the Board received an oral presentation from the Advisor and discussed the materials with the Advisor, independent legal counsel to the
Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the Trust's administrator. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the September meeting, the Board reviewed, among other matters, the topics discussed below:
Nature, Extent and Quality of Services
Based on written materials received and the presentation from the Advisor regarding the personnel, operations, and financial condition of the Advisor, the Board considered the quality of services provided by the Advisor under the Advisory Agreement. In this regard, the
Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Advisor with principal responsibility for the Funds, as well as the investment philosophy and decision-making process of those professionals and the capability and integrity of the Advisor’s senior management and staff.
The Board also considered the adequacy of the Advisor’s resources and noted the Advisor’s representations that the firm is in stable financial condition and has the operational capability and the necessary staffing and experience to continue providing high-quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Advisor in connection with the
Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Advisory Agreement.
Performance
In connection with a presentation by the Advisor regarding its approach to managing the Funds, including the investment objective and strategy of each Fund, the Board reviewed the performance of each Fund compared to their respective primary benchmarks and compared to independent peer groups of funds identified by a third-party, independent service provider, Strategic Insight, Inc. (“Strategic
Insight”), believed to have characteristics similar to those of the Funds.
The Board observed that the Socially Responsible Fund underperformed the Morningstar US Large Value TR Index, for the one- and
ten-year periods ended June 30, 2025, as well as the period since the Socially Responsible Fund’s inception on January 3, 2005, and outperformed the Morningstar US Large Value TR Index for the three- and five-year periods ended June 30, 2025. The Board also observed that the Socially Responsible Fund underperformed the Morningstar US Market TR Index for the one-, three-, and ten-year periods ended June 30, 2025, as well as the period since the Socially Responsible Fund’s inception on January 3, 2005, and outperformed the Morningstar US TR Index for the five-year period ended June 30, 2025. The Board observed that the Socially Responsible Fund underperformed the average of its Strategic Insight peers for the one- and ten-year periods ended June 30, 2025 and outperformed the average of its Strategic Insight peers for the three- and five-year period ended June 30, 2025. The Board noted the Advisor’s

Baywood Funds
OTHER INFORMATION
September 30, 2025

representation that the Socially Responsible Fund’s relative underperformance during the short term could be attributed, at least in part, to shifts in the market, sector allocation and stock selection. The Board further noted the Advisor’s representation that each of the
Morningstar US Large Value TR Index and Morningstar US Market TR Index did not have the same socially responsible investment constraints as those of the Socially Responsible Fund, which could result in performance variance versus the indexes.
The Board observed that the Value Plus Fund outperformed the Morningstar US Large Value TR Index for the one- and five-year periods ended June 30, 2025, as well as for the period since the Value Plus Fund’s inception on June 27, 2008, and underperformed Morningstar
US Large Value TR Index for the three- and ten-year periods ended June 30, 2025. The Board also observed that the Value Plus Fund underperformed the Morningstar US Market TR Index for the one-, three-, five- and ten-year periods ended June 30, 2025, and for the period since the Value Plus Fund’s inception on June 27, 2008. The Board also observed that, based on the information provided by Strategic Insight, the Value Plus Fund outperformed the average of its Strategic Insight peers for the one-, three-, five-, and ten-
year periods ended June 30, 2025. The Board noted the Advisor’s representations that stock selection, particularly in the consumer discretionary, industrials, and health care space contributed to the Value Plus Fund’s performance during the year. The Board also noted
the Advisor’s representation that the Value Plus Fund’s active management style and value bias remained out of favor in the market relative to passive investment and growth-oriented strategies.
In consideration of the Funds’ investment strategies and the foregoing performance information, among other considerations, the Board determined that the Funds could benefit from the Advisor’s continued management of each Fund.
Compensation
The Board evaluated the Advisor’s compensation for providing advisory services to the Funds and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Funds as compared to those of their respective Strategic Insight peer groups. The Board observed that the Advisor’s net management fee rates for each of the Funds were less than the medians of their respective Strategic Insight peer groups. The Board also observed that the net total expense ratio for the Value Plus Fund was less than the median of its Strategic Insight peer group and that, although the net total expense ratio for the Socially Responsible Fund was higher than the median of its Strategic Insight peer group, the Socially Responsible Fund’s net total expense ratio with within a narrow range of the median of its peers. Based on the foregoing, and other relevant considerations, the Board concluded that the Advisor’s advisory fee rates charged to the Funds were reasonable.
Cost of Services and Profitability
The Board considered information provided by the Advisor regarding the costs of services and its profitability with respect to the
Funds. In this regard, the Board considered the Advisor’s resources devoted to the Funds, as well as the information provided by the
Advisor regarding the costs and profitability of its Fund activities. The Board noted the Advisor’s representation that, as a result of the contractual expense limitation arrangement in place for each of the Funds, the Advisor was not earning any profit from its mutual fund operations but that the Advisor was willing to continue subsidizing the Funds in an effort to support growth initiatives. Based on these and other applicable considerations, including financial statements from the Advisor indicating its profitability and expenses from overall operations, the Board concluded that the Advisor’s costs of services and profits attributable to management of the Funds appeared to be reasonable in light of the nature, extent and quality of the services provided by the Advisor.
Economies of Scale
The Board evaluated whether the Funds were benefitting, or may benefit in the future, from any economies of scale. In this respect, the Board considered the Funds’ fee structures, asset sizes, and net expense ratios. The Board noted the Advisor’s representation that economies of scale could be experienced if the Funds were to reach significantly higher asset levels but that, in light of the Funds’ current asset levels and the Advisor’s ongoing subsidization of the Funds, breakpoints in the advisory fee were not believed by the Advisor to be appropriate at this time. Based on the foregoing information and other applicable considerations, the Board concluded that the asset levels of the Funds were not consistent with the existence of economies of scale and that economies of scale were not a material factor in approving the continuation of the Advisory Agreement.
Other Benefits
The Board noted the Advisor’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation and the materials presented, the Board concluded that other benefits

Baywood Funds
OTHER INFORMATION
September 30, 2025

received by the Advisor from its relationship with the Funds were not a material factor to consider in approving the continuation of the
Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 409-2297 (toll free)
INVESTMENT ADVISOR
SKBA Capital Management, LLC
601 California Street, Suite 1500
San Francisco, CA 94108
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’
risks, objectives, fees and expenses, experience of its management, and other information.
217-ANR-0925

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of other information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics (filed herewith).
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds II
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	November 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	November 4, 2025

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	November 4, 2025